Basis of preparation	6 Months Ended
Sep. 30, 2020
Basis of preparation
Basis of preparation

1   Basis of preparation

The unaudited condensed consolidated financial statements for the six months ended 30 September 2020:

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are prepared in accordance with International Accounting Standard 34 “Interim Financial Reporting” (‘IAS 34’) as issued by the International Accounting Standards Board and as adopted by the European Union;

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are presented on a condensed basis as permitted by IAS 34 and therefore do not include all disclosures that would otherwise be required in a full set of financial statements and should be read in conjunction with the Group’s annual report for the year ended 31 March 2020;

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apply the same accounting policies, presentation and methods of calculation as those followed in the preparation of the Group’s consolidated financial statements for the year ended 31 March 2020, which were prepared in accordance with International Financial Reporting Standards (‘IFRS’) as issued by the International Accounting Standards Board and were also prepared in accordance with IFRS adopted by the European Union (‘EU’), the Companies Act 2006 and Article 4 of the EU IAS Regulations. Income taxes are accrued using the tax rate that is expected to be applicable for the full financial year, adjusted for certain discrete items which occurred in the interim period in accordance with IAS 34.

•	include all adjustments, consisting of normal recurring adjustments, necessary for a fair statement of the results for the periods presented;
•	do not constitute statutory accounts within the meaning of section 434(3) of the Companies Act 2006; and
•	were approved by the Board of directors on 16 November 2020.

The information relating to the year ended 31 March 2020  is an extract from the Group’s published annual report for that year, which has been delivered to the Registrar of Companies, and on which the auditors’ report was unqualified and did not contain any emphasis of matter or statements under section 498(2) or 498(3) of the UK Companies Act 2006.

The preparation of the unaudited condensed consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the end of the reporting period, and the reported amounts of revenue and expenses during the period. Actual results could vary from these estimates. These estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognised in the period in which the estimate is revised if the revision affects only that period or in the period of the revision and future periods if the revision affects both current and future periods.

Considerations in respect of COVID-19

Going concern

As outlined on page 3, trading in the first half of the year demonstrates the relative resilience of the Group’s operating model and the Group has a strong liquidity position with €6.6 billion of cash and cash equivalents available at 30 September 2020 and the Group has access to committed facilities that cover all of the Group’s reasonably expected cash requirements over the going concern period. The Directors have reviewed trading and liquidity forecasts for the Group which have been updated for the expected impact of COVID-19. The forecasts considered a variety of scenarios including not being able to access the capital markets during the assessment period.  In addition to the liquidity forecasts prepared, the Directors considered the availability of the Group’s revolving credit facilities which were undrawn as at 30 September 2020. As a result of the assessment performed, the Directors have concluded that the Group is able to continue in operation for the period up to and including March 2022 and that it is appropriate to continue to adopt a going concern basis in preparing the unaudited condensed consolidated financial statements.

Critical accounting judgements and estimates

The Group’s critical accounting judgements and estimates were disclosed in the Group’s annual report for the year ended 31 March 2020. The forecast impact of COVID-19 was factored into certain of our judgements, primarily impairment testing. These judgements and estimates were reassessed during the six months ended 30 September 2020 and the Group’s latest outlook and best estimate of the COVID-19 impact are considered in our impairment review.

New accounting pronouncements adopted

On 1 April 2020, the Group adopted certain new accounting policies where necessary to comply with amendments to IFRS, none of which had a material impact on the consolidated results, financial position or cash flows of the Group. Further details are provided in the Group’s annual report for the year ended 31 March 2020.